FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity risk (Details) - Liquidity risk - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL and CAPITAL RISK MANAGEMENT
Accounts payable and accrued liabilities	$ 2,800,319	$ 1,616,118
Lease liabilities	267,157	75,732
Loan payable	718,918
Secured convertible debenture		4,481,066
Total	3,786,394	6,172,916
Less than 12 months
FINANCIAL and CAPITAL RISK MANAGEMENT
Accounts payable and accrued liabilities	2,800,319	1,616,118
Lease liabilities	104,708	35,543
Loan payable	718,918
Secured convertible debenture		4,481,066
Total	3,623,945	6,132,727
One to five years
FINANCIAL and CAPITAL RISK MANAGEMENT
Lease liabilities	162,449	40,189
Total	$ 162,449	$ 40,189